Programme rights (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Programme Rights [Abstract]
Summary of Programme Rights
Total £m

At 1 April 2016	225
Additions	753
Amortisation	(714)
At 1 April 2017	264
Additions	771
Amortisation	(763)
At 31 March 2018	272